Deferred Revenue & Revenues - Schedule of Deferred Revenue & Revenues (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	RM 51,999,379	$ 11,631,930	RM 29,280,649	RM 13,000,026
Revenue from services [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	30,656,389	6,857,639	11,586,954	6,339,291
Revenue from tangible products [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	21,342,990	4,774,291	11,522,334	1,619,180
Revenue from rental [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue			654	130,299
Revenue from others [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue			1,182,239	857,187
Revenue from non-related parties [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	51,999,379	11,631,930	24,292,181	8,945,957
Revenue from related parties – services [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue			2,241,230	1,757,261
Revenue from related parties – tangible products [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue			2,747,238	2,096,025
Revenue from related parties – others [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue				200,783
Revenue from related parties [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue			4,988,468	4,054,069
Performance obligation satisfied over time [Member] | Revenue from services [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	30,656,389	6,857,639	13,828,184	8,096,552
Performance obligation satisfied over time [Member] | Subscription services [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	12,030,103	2,691,057	3,605,525	1,328,798
Performance obligation satisfied over time [Member] | Software consultation and development services [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	5,678,947	1,270,344	2,865,215	2,483,001
Performance obligation satisfied over time [Member] | Social media management services [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	4,817,229	1,077,584	2,782,963	1,557,620
Performance obligation satisfied over time [Member] | Data management & analysis services [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	8,130,110	1,818,654	4,574,481	2,727,133
Performance obligation satisfied at point in time [Member] | Revenue from tangible products [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	21,342,990	4,774,291	14,269,572	3,715,205
Performance obligation satisfied at point in time [Member] | Revenue from others [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	51,999,379	11,631,930	29,280,649	13,000,026
Performance obligation satisfied at point in time [Member] | Cloud printer [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue				450
Performance obligation satisfied at point in time [Member] | Food ordering kiosk with screen [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	9,999,245	2,236,767	7,405,006	2,096,025
Performance obligation satisfied at point in time [Member] | Power bank charging station [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue	11,343,745	2,537,524	6,864,566	1,618,730
Performance obligation satisfied at point in time [Member] | Rental of power bank machine [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue			654	130,299
Performance obligation satisfied at point in time [Member] | Food catering, restaurant and sale of foods [Member]
Schedule of Deferred Revenue & Revenues [Line Items]
Total revenue			RM 1,182,239	RM 1,057,970